SHARE CAPITAL - Share Based Payments - RSU Plan (Details) - RSU	12 Months Ended
Dec. 31, 2019 CAD ($) $ / shares shares
ShareCapital
Number of restricted share units reserved for future issuance | shares	3,000,000
RSUs outstanding, Granted | $	97,027
RSUs outstanding, End of the period | $	97,027
Weighted average fair value per RSU, Granted | $ / shares	$ 5.82
Weighted average exercise price of RSUs, End of the period | $ / shares	$ 5.82